REVENUE AND DEFERRED REVENUE	6 Months Ended
Jun. 30, 2023
REVENUE AND DEFERRED REVENUE

NOTE 12 – REVENUE AND DEFERRED REVENUE

	June 30, 2023	June 30, 2022
Software development	$406,391	$372,439
Software license	200,652	212,607
Software supports	28,051	39,444
Cloud hosting	31,137	33,646
Others	5,451	4,796
	$671,682	$662,932

The Company recognized revenues from contracts with customers in accordance with the following timing under IFRS 15:

	June 30, 2023	June 30, 2022
Revenue recognized over time	$471,030	$450,325
Revenue recognized at a point of time	200,652	212,607
	$671,682	$662,932

Deferred revenue represents contract liabilities for customer payments received related to services yet to be provided subsequent to the reporting date. Significant changes in deferred revenue are as follows:

	June 30, 2023	December 31, 2022
Deferred revenue, beginning	$219,068	$30,046
Customer payments received attributable to contract liabilities for unearned revenue	17,677	263,404
Revenue recognized from fulfilling contract liabilities	215,638	74,381
Deferred revenue, ending	$21,107	$219,068

The Company derives significant revenues from one customer, which exceeds 10% of total revenues. Revenues earned from that customer were 82% of total revenues for the period ended June 30, 2023 (Six months ended June 30, 2022 – 86%)